Schedule of Investments (unaudited)
January 31, 2026
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 BrandywineGLOBAL — Multi-Sector Opportunities Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 35.5%
ACHM Trust, 2025-HE3 A	5.202%	11/25/55	$731,233	$735,674 (a)(b)
Affirm Master Trust, 2025-3A B	4.750%	10/16/34	500,000	501,574 (a)
Affirm Master Trust, 2025-3A D	5.090%	10/16/34	500,000	503,165 (a)
American Credit Acceptance Receivables Trust, 2025-4 C	4.830%	1/13/31	500,000	503,737 (a)
Avant Credit Card Master Trust, 2025-1A B	5.080%	4/15/31	500,000	498,729 (a)
Carmax Select Receivables Trust, 2025-B D	5.330%	7/15/31	300,000	303,208
Cogent Ipv4 LLC, 2025-1A A2	6.646%	4/25/55	930,000	959,493 (a)
College Avenue Student Loans LLC, 2021-B D	3.780%	6/25/52	561,262	527,953 (a)
Continental Finance Credit Card ABS Master Trust, 2025-A A	5.400%	12/17/35	500,000	501,053 (a)
COOPR Residential Mortgage Trust, 2025-CES3 A1A	4.840%	9/25/60	479,183	480,377 (a)
Credit Acceptance Auto Loan Trust, 2025-2A C	5.380%	3/17/36	500,000	508,974 (a)
Drive Auto Receivables Trust, 2025-2 A2	4.290%	10/16/28	963,327	964,021
Drive Auto Receivables Trust, 2025-2 D	4.900%	12/15/32	500,000	501,551
Exeter Automobile Receivables Trust, 2025-5A D	5.160%	3/15/32	500,000	503,966
FIGRE Trust, 2025-HE8 B	5.356%	11/25/55	478,773	483,336 (a)(b)
GLS Auto Select Receivables Trust, 2025-1A A2	4.710%	4/15/30	632,847	637,614 (a)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	209,000	204,321 (a)
Invesco CLO Ltd., 2022-1A D (3 mo. Term SOFR + 3.050%)	6.718%	4/20/35	370,000	370,458 (a)(b)
Merchants Fleet Funding LLC, 2023-1A A	7.210%	5/20/36	711,407	714,094 (a)
Mission Lane Credit Card Master Trust, 2025-C C	5.370%	12/16/30	500,000	500,785 (a)
OCCU Auto Receivables Trust, 2023-1A A3	6.230%	6/15/28	244,954	246,232 (a)
OnDeck Asset Securitization Trust LLC, 2024-2A A	4.980%	10/17/31	150,000	150,653 (a)
Pagaya AI Debt Grantor Trust, 2024-10 A	5.183%	6/15/32	157,308	158,065 (a)
Pagaya AI Debt Grantor Trust, 2025-6 C	5.008%	4/15/33	500,000	499,270 (a)
Point Securitization Trust, 2025-2 A1	5.750%	9/25/55	499,897	501,978 (a)
Regional Management Issuance Trust, 2024-2 D	6.330%	12/15/33	201,000	202,891 (a)
Republic Finance Issuance Trust, 2025-A D	6.030%	11/20/34	300,000	301,156 (a)
Research-Driven Pagaya Motor Trust, 2025-5A C	5.473%	6/26/34	500,000	503,349 (a)
RFS Asset Securitization V LLC, 2025-1 A	6.049%	5/15/32	885,000	895,176 (a)
SoFi Consumer Loan Program Trust, 2025-4 A	4.240%	8/25/35	815,891	817,632 (a)
SoFi Professional Loan Program Trust, 2018-C A2FX	3.590%	1/25/48	215,521	214,524 (a)
Unlock HEA Trust, 2025-2 A	6.000%	11/25/41	491,522	491,603 (a)
Upgrade Master Pass-Thru Trust, 2025-ST8 D	5.912%	12/15/33	500,000	501,341 (a)
Upstart Securitization Trust, 2025-3 C	5.430%	9/20/35	300,000	298,294 (a)
Veros Auto Receivables Trust, 2026-1 D	5.660%	7/15/31	500,000	502,326 (a)
Wingspire Equipment Finance LLC, 2025-1A C	4.760%	9/20/33	500,000	501,791 (a)
Zayo Issuer LLC, 2025-2A A2	5.953%	6/20/55	1,380,000	1,418,932 (a)

Total Asset-Backed Securities (Cost — $19,012,404)				19,109,296
Corporate Bonds & Notes — 29.6%
Communication Services — 1.0%
Entertainment — 0.8%
Flutter Treasury DAC, Senior Secured Notes	6.375%	4/29/29	400,000	412,690 (a)
Interactive Media & Services — 0.2%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	200,000	138,940 (a)

Total Communication Services				551,630
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 3.5%
Diversified Consumer Services — 0.4%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	$200,000	$199,691 (a)
Hotels, Restaurants & Leisure — 1.4%
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	75,000	76,172 (a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	375,000	376,619 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	300,000	304,279 (a)
Total Hotels, Restaurants & Leisure				757,070
Household Durables — 1.4%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	375,000	386,926 (a)
Installed Building Products Inc., Senior Notes	5.625%	2/1/34	350,000	352,887 (a)
Total Household Durables				739,813
Specialty Retail — 0.3%
Gap Inc., Senior Notes	3.875%	10/1/31	200,000	185,565 (a)
Textiles, Apparel & Luxury Goods — 0.0%††
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	376,000	1,880 *(a)(c)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	14,100	42 *(a)(c)
Total Textiles, Apparel & Luxury Goods				1,922

Total Consumer Discretionary				1,884,061
Energy — 3.2%
Energy Equipment & Services — 0.7%
Enerflex Inc., Senior Notes	6.875%	1/15/31	225,000	232,697 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	150,000	151,214 (a)
Total Energy Equipment & Services				383,911
Oil, Gas & Consumable Fuels — 2.5%
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	250,000	253,324 (a)
Coterra Energy Operating Co., Senior Notes	3.900%	5/15/27	500,000	491,417
DBR Land Holdings LLC, Senior Notes	6.250%	12/1/30	150,000	153,750 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	292,000	298,942 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	107,000	107,484
Total Oil, Gas & Consumable Fuels				1,304,917

Total Energy				1,688,828
Financials — 14.2%
Banks — 4.3%
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	1,590,000	1,588,097 (b)(d)
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	739,000	738,558 (b)(d)
Total Banks				2,326,655
Capital Markets — 2.1%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	410,000	408,554 (b)(d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	400,000	426,892 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	300,000	272,467
Total Capital Markets				1,107,913
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — 5.0%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	$820,000	$811,980 (b)(d)
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	300,000	286,215 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	500,000	524,561 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	200,000	209,943 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	450,000	476,761 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	200,000	201,093 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	200,000	198,646 (a)
Total Consumer Finance				2,709,199
Financial Services — 2.4%
Block Inc., Senior Notes	6.000%	8/15/33	350,000	357,685 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	200,000	210,015 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	350,000	367,383 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	32,900	1,069 *(a)(c)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	300,000	296,566 (a)
Velocity Commercial Capital LLC, Senior Notes	9.375%	2/15/31	75,000	76,219 (a)
Total Financial Services				1,308,937
Insurance — 0.4%
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	200,000	203,432 (a)

Total Financials				7,656,136
Health Care — 1.4%
Health Care Providers & Services — 1.0%
Centene Corp., Senior Notes	3.375%	2/15/30	450,000	415,351
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	150,000	151,160 (a)
Total Health Care Providers & Services				566,511
Life Sciences Tools & Services — 0.4%
IQVIA Inc., Senior Notes	5.000%	10/15/26	200,000	200,037 (a)

Total Health Care				766,548
Industrials — 3.8%
Aerospace & Defense — 0.7%
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	350,000	356,328 (a)
Building Products — 0.3%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	175,000	184,146 (a)
Commercial Services & Supplies — 0.3%
Synergy Infrastructure Holdings LLC, Secured Notes	7.875%	12/1/30	150,000	156,846 (a)
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	225,000	226,114
Professional Services — 0.8%
Concentrix Corp., Senior Notes	6.600%	8/2/28	400,000	415,864
Trading Companies & Distributors — 1.3%
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	521,000	522,062 (a)(b)(d)
Herc Holdings Inc., Senior Notes	5.750%	3/15/31	200,000	201,538 (a)
Total Trading Companies & Distributors				723,600

Total Industrials				2,062,898
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 0.6%
IT Services — 0.3%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	$175,000	$142,947 (a)
Software — 0.3%
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	175,000	178,414 (a)

Total Information Technology				321,361
Materials — 1.3%
Chemicals — 1.0%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	300,000	306,666 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	250,000	252,102 (a)
Total Chemicals				558,768
Paper & Forest Products — 0.3%
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	150,000	141,887 (a)

Total Materials				700,655
Real Estate — 0.6%
Diversified REITs — 0.6%
Trust 2401, Senior Notes	7.700%	1/23/32	270,000	296,588 (a)

Total Corporate Bonds & Notes (Cost — $16,273,858)				15,928,705
Collateralized Mortgage Obligations(e) — 26.9%
COLT Mortgage Loan Trust, 2025-10 A1	5.088%	10/25/70	975,512	981,138 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3042 HZ	5.500%	9/15/35	450,546	466,367
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4666 HA	3.000%	3/15/53	238,940	236,396
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5473 FN (30 Day Average SOFR + 1.250%)	4.947%	11/25/54	1,846,754	1,863,248 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	8.947%	5/25/42	890,000	938,689 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	9.697%	7/25/42	1,273,000	1,363,434 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.247%	8/25/42	1,320,000	1,373,511 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1B (30 Day Average SOFR + 3.250%)	6.947%	4/25/43	1,590,000	1,658,194 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2M2 (30 Day Average SOFR + 3.000%)	6.697%	1/25/42	598,290	608,443 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	7.597%	4/25/43	1,180,000	1,244,754 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-66 KZ	3.000%	11/25/49	437,897	384,865
Federal National Mortgage Association (FNMA) STRIPS, 445 F7 (30 Day Average SOFR + 1.300%)	4.997%	3/25/55	1,639,016	1,655,871 (b)
TRTX Issuer Ltd., 2025-FL6 C (1 mo. Term SOFR + 2.396%)	6.071%	9/18/42	1,190,000	1,178,793 (a)(b)
Velocity Commercial Capital Loan Trust, 2025-5 M1	5.940%	12/25/55	496,723	500,811 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $14,471,113)				14,454,514
Mortgage-Backed Securities — 2.7%
GNMA — 2.7%
Government National Mortgage Association (GNMA) II (Cost — $1,425,498)	6.000%	11/20/53- 12/20/54	1,409,462	1,449,633
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Senior Loans — 0.4%
Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%) (Cost — $195,981)	8.172%	9/27/29	$198,987	$198,739 (b)(f)(g)
Total Investments before Short-Term Investments (Cost — $51,378,854)				51,140,887
			Shares
Short-Term Investments — 0.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $197,088)	3.587%		197,088	197,088 (h)(i)
Total Investments — 95.5% (Cost — $51,575,942)				51,337,975
Other Assets in Excess of Liabilities — 4.5%				2,440,994
Total Net Assets — 100.0%				$53,778,969

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The coupon payment on this security is currently in default as of January 31, 2026.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $197,088 and the cost was $197,088 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Multi-Sector Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Asset-Backed Securities	—	$19,109,296	—	$19,109,296
Corporate Bonds & Notes	—	15,928,705	—	15,928,705
Collateralized Mortgage Obligations	—	14,454,514	—	14,454,514
Mortgage-Backed Securities	—	1,449,633	—	1,449,633
Senior Loans	—	198,739	—	198,739
Total Long-Term Investments	—	51,140,887	—	51,140,887
Short-Term Investments†	$197,088	—	—	197,088
Total Investments	$197,088	$51,140,887	—	$51,337,975

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,075,192	$11,990,156	11,990,156	$14,868,260	14,868,260

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$25,928	—	$197,088

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report